FINANCIAL RISK MANAGEMENT OBJECTIVES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	80.00%	73.00%
Cash on hand and cash at banks	$ 34,035	$ 37,970
Financial liabilities	98,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	11,447	10,211
Pledge of other receivables	1,104	1,138
Subsidiary
Disclosure Of Financial Instruments [Line Items]
Assets pledged as security	$ 40,250	$ 41,058
One major customer
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	12.83%	12.48%
Interest rate risk
Disclosure Of Financial Instruments [Line Items]
Change in year-end price		0.30%
Effect on profit before tax	$ 74	$ 115
Top of range
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	14.00%
Weighted average
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	4.20%	4.31%